Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplements dated June 10, 2015 to the Prospectus and Statement of Additional Information for Lord Abbett Short Duration High Yield Municipal Bond Fund, a series of Lord Abbett Municipal Income Fund, Inc. that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-15-002803).